Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Expected income tax expense	$ 10,101	$ 5,587	$ 14,534
Tax on undistributed earnings	3,111	3,011	6,814
Tax-exempt income	(3,922)	(1,759)	(2,843)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(541)	(839)	(651)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	0	(2,157)	(489)
Increase in investment tax credits	(4,970)	(4,242)	(4,525)
Increase in deferred tax asset valuation allowance	6,802	6,640	4,038
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(294)	915	305
Tax effect resulting from foreign currency matters	(1,598)	3,583	5,593
Foreign tax rate differential	1,339	(454)	(2,143)
Variance from audits, amendments and examinations of prior years’ income tax filings	69	793	37
Others	574	327	921
Actual income tax expense	$ 10,671	$ 11,405	$ 21,591